Accrued Liabilities and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Current Liabilities [Abstract]
Accrued Liabilities and Other Current Liabilities
15.	Accrued liabilities and other current liabilities

	December 31,
	2021	2022
	RMB	RMB
Revenue sharing fees	1,051,354	928,756
Salaries and welfare	231,465	156,152
License fees and content cost	52,624	122,033
Bandwidth costs	136,444	120,849
Marketing and promotion expenses	175,357	110,159
Deposits from content providers, suppliers and advertising customers	41,941	35,967
Other taxes payable	59,054	24,154
Others	97,213	94,385

Total	1,845,452	1,592,455